24. Shareholders' equity	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Shareholders' equity
24.	Shareholders' equity

 a. Share capital

The share capital is recorded by the amount effectively raised from the shareholders, net of the costs directly linked to the funding process.

The subscribed and paid-up capital on December 31, 2020, is represented by 2,420,804,398 common shares (2,421,032,479 common shares on December 31, 2019).

The Company is authorized to increase its capital up to the limit of 4,450,000,000 common shares, by resolution of Board of Directors, regardless of any amendment to its bylaws.

b. Capital reserves

This reserve is broken down as follows:

	2020	2019

	397,183	410,650

Goodwill special reserve	353,604	380,560
Call options for shares	43,579	30,090

b.1 Goodwill special reserve

The special goodwill reserve arose from the following transactions:

(i)                  Takeover of the former subsidiaries TIM Sul and TIM NE - acquisition of minority shares

In 2005, the Company acquired all the shares held by the minority shareholders of TIM Sul S.A. and TIM Nordeste Telecomunicações S.A. This acquisition took place by issuing new shares of TIM Participações S.A., converting those companies into full subsidiaries. At that time, this transaction was recorded at the book value of the shares, no goodwill being recorded arising from the difference between the market value and the shares negotiated.

When first adopting IFRS, the Company availed itself of the exemption that allows a subsidiary, when it adopts international accounting practices subsequent to its Parent Company having adopted IFRS, to consider the balances previously reported to the Parent Company for consolidation purposes. In the balance sheet of the transition to IFRS, the Company recorded the acquisition price based on the market value of the shares of TIM Participações S.A. at that time, recording goodwill amounting to R$157,556.

(ii)        Acquisition of the shares of Holdco - purchase of TIM S.A (Intelig)

As at December 30, 2009, the Special General Meeting of TIM Participações approved the takeover of Holdco, a company that held 100% of the equity of TIM S.A, by TIM Participações. As a result of this transaction, the Company issued 127,288,023 shares.

Based on the former Brazilian accounting principles (“BR GAAP”), the acquisition was recorded at the net book value of the assets acquired on the base date of November 30, 2009.

When IFRS was first adopted, the acquisition was recorded on the base date of December 31, 2009, taking into account the market value of the common and preferred shares of TIM Participações as at December 30, 2009, amounting to R$739,729. The difference between this amount and the book value recorded under the former BR GAAP (R$516,725) created goodwill on capital reserves of R$223,004.

b.2 Stock options

The balances recorded under these items represent the company's expenses for stock options granted to employees (note 25).

c. Profit reserves

c.1 Legal reserve

It refers to the allocation of 5% of the net income for the year ended December 31 of each year, until the Reserve equals 20% of the capital, excluding the balance allocated to the reserve of tax incentives. In addition, the company may cease to constitute the legal reserve when this, added to the capital reserves, exceeds 30% of the capital.

This Reserve may only be used to increase capital or offset accumulated losses.

c.2 Reserve for expansion

The formation of this reserve is foreseen in Paragraph 2 of art. 46 of the bylaws of the company and is aimed at the expansion of social business.

The balance of profit that is not compulsorily allocated to other reserves and is not intended for the payment of dividends is allocated to this reserve, which may not exceed 80% of the capital. Reaching this limit, it will be up to the General Meeting to decide on the balance, distributing it to shareholders or increasing capital.

c. 3 Tax Benefit Reserve

The Company has tax benefits that provide for restrictions on the distribution of profits. According to the legislation that establishes these tax benefits, the amount of tax that is no longer payable due to exemptions or deductions when calculating income taxes may not be distributed to members and should be used to constitute a reserve of tax incentive of the legal entity. This reserve can only be used to offset losses or increase capital. On December 31, 2020, the accumulated amount of such a tax reserve incentive amounts to R$ 1,781,560 (R$ 1,612,019 on December 31, 2019).

The said tax benefit corresponds to the reduction of the Corporate Income Tax (IRPJ) incident on the profit of the exploitation calculated in the units encouraged. The Company has operations in the Amazon and certain areas in the Northeast region of Brazil, which are the areas where the SUDENE / SUDAM such tax incentives (SUDENE/SUDAM) apply, for a period of 10 years and subject to renewals.

d. Dividends

Dividends are calculated in conformity with the bylaws and the Brazilian Corporate Law.

According to its latest bylaws, approved on August 31, 2020, the company must distribute as a mandatory dividend each year ending December 31, provided that there are amounts available for distribution, an amount equivalent to 25% of adjusted net income.

On December 31, dividends and interest on shareholders’ equity were calculated as follows:

	2020	2019

Net income for the year	1,828,254	3,622,127

	1,828,254	3,622,127
(-) Non-distributable tax incentives	(169,540)	(194,161)
(-) Constitution of legal reserve	(83,707)	(171,398)
Adjusted profit	1,575,007	3,256,568

Minimum dividends calculated on the basis of 25% of adjusted profit	397,752	814,142

Breakdown of dividends payable and interest on shareholders’ equity:
Interest on shareholders’ equity	1,083,000	995,438
Total dividends and interest on shareholders’ equity distributed and proposed	1,083,000	995,438
Withholding income tax (IRRF) on interest on shareholders’ equity	(162,450)	(149,316)
Total dividends and interest shareholders’ equity, after withholding income taxes	920,550	846,122

During 2020, the total amount of interest on shareholders’ equity approved was R$ 1,083,000 and the total paid was R$ 1,153,054 (R$ 500 million referring to the year 2020 and R$ 653 million referring to the year 2019). The remaining R$ 583 million was paid on January 22, 2021.

The balance on December 31, 2020 of the item “dividends and Interest on shareholders’ equity payable” is composed of the outstanding amounts of previous years in the amount of R$ 43,026, in addition to the unpaid amount of interest on shareholders’ equity allocated and calculated in 2020 in the amount of R$ 495,550.

As set forth in the Law 6404/76 and the in the Company’s bylaws, unclaimed dividends and interest on shareholders’ equity after three years, are reverted to shareholders' equity at the time of its prescription and allocated to a supplementary reserve for expansion.

In the statement of cash flows, Interest on shareholders’ equity and dividends paid to its shareholders are classified as financing activities.